Derivative and Weather Related Instruments	12 Months Ended
Sep. 30, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative and Weather-Related Instruments
DERIVATIVE AND WEATHER-RELATED INSTRUMENTS

DERIVATIVE INSTRUMENTS
Regulated Utility Operations
Washington Gas enters into contracts that qualify as derivative instruments and are accounted for under ASC Topic 815. These derivative instruments are recorded at fair value on our balance sheet and Washington Gas does not designate any derivatives as hedges under ASC Topic 815. Washington Gas’ derivative instruments relate to: (i) Washington Gas’ asset optimization program; (ii) managing price risk associated with the purchase of gas to serve utility customers and (iii) managing interest rate risk.
Asset Optimization. Washington Gas optimizes the value of its long-term natural gas transportation and storage capacity resources during periods when these resources are not being used to physically serve utility customers. Specifically, Washington Gas utilizes its transportation capacity assets to benefit from favorable natural gas prices between different geographic locations and utilizes its storage capacity assets to benefit from favorable natural gas prices between different time periods. As part of this asset optimization program, Washington Gas enters into physical and financial derivative transactions in the form of forward, futures and option contracts with the primary objective of locking in operating margins that Washington Gas will ultimately realize. The derivatives used under this program are subject to mark-to-market accounting treatment while the capacity and transportation resources are not.
Regulatory sharing mechanisms allow the profit from these transactions to be shared between Washington Gas' shareholders and customers; therefore, any changes in fair value are recorded through earnings, or as regulatory assets or liabilities to the extent that gains and losses associated with these derivative instruments will be included in the rates charged to customers when they are realized. Valuation changes for the portion of net profits to be retained for shareholders may cause significant period-to-period volatility in earnings from unrealized gains and losses. This volatility does not change the locked-in operating margins that Washington Gas expects to ultimately realize from these transactions through the use of its storage and transportation capacity resources.
All physically and financially settled contracts under our asset optimization program are reported on a net basis in the statements of income in “Utility cost of gas.” Total net margins recorded to “Utility cost of gas” after sharing and management fees associated with all asset optimization transactions for the fiscal year ended September 30, 2015 was a net gain of $27.9 million including an unrealized loss of $6.3 million. During the fiscal year ended September 30, 2014 we recorded a net loss of $35.4 million including an unrealized loss of $66.2 million. During the fiscal year ended September 30, 2013 we recorded a net loss of $33.2 million including an unrealized loss of $45.4 million.
Managing Price Risk. To manage price risk associated with acquiring natural gas supply for utility customers, Washington Gas enters into forward contracts, option contracts, financial contracts and other contracts, as authorized by its regulators. These instruments are accounted for as derivative instruments. Any gains and losses associated with these derivatives are recorded as regulatory liabilities or assets, respectively, to reflect the rate treatment for these economic hedging activities.
Managing Interest-Rate Risk. Washington Gas utilizes derivative instruments that are designed to minimize the risk of interest-rate volatility associated with planned issuances of debt securities. Any gains and losses associated with these types of derivatives are recorded as regulatory liabilities or assets, respectively, and amortized in accordance with regulatory requirements, typically over the life of the newly issued debt.
Non-Utility Operations
Asset Optimization. WGL Midstream enters into derivative contracts for the purpose of optimizing its storage and transportation capacity as well as managing the transportation and storage assets on behalf of third parties. WGL Midstream does not designate these derivatives as hedges under ASC Topic 815; therefore, changes in the fair value of these derivative instruments are reflected in the earnings of our non-utility operations and may cause significant period-to-period volatility in earnings. The storage and transportation capacities utilized by WGL Midstream are not considered to be derivative instruments, and thus they are not recorded at fair value on our consolidated balance sheets.
Managing Price Risk. WGL Energy Services enters into certain derivative contracts as part of managing the price risk associated with the sale and purchase of natural gas and electricity. WGL Energy Services designates a portion of these physical contracts related to the purchase of natural gas and electricity to serve our customers as "normal purchases and normal sales" and therefore, they are not subject to the fair value accounting requirements of ASC Topic 815. Derivative instruments not designated as "normal purchases and normal sales" are recorded at fair value on our consolidated balance sheets, and changes in the fair value of these derivative instruments are reflected in the earnings of our non-utility operations, which may cause significant period-to-period volatility in earnings. WGL Energy Services does not designate derivatives as hedges under ASC Topic 815.
Managing Interest-Rate Risk. WGL utilizes derivative instruments that are designed to minimize the risk of interest-rate volatility associated with future debt issuances. WGL elected cash flow hedge accounting for its interest rate derivative instruments, which settled with the issuance of the related debt issuance in the first quarter of 2015. The effective portion of the gains and losses on the hedge were recorded within other comprehensive income and are being amortized over the life of the debt (through 2044). The amortization is minimal for fiscal 2015.

In August 2015, WGL entered into two forward starting interest rate swap agreements, with a total notional amount of $125.0 million, and designated them as cash flow hedges in accordance with ASC 815. These derivatives hedge the variability in future interest payments due to changes in interest rates prior to WGL's expected issuance of 30-year debt in January 2018. The effective portion of changes in the fair value of qualified derivatives designated as cash flow hedges is recorded in accumulated other comprehensive income (loss) and subsequently reclassified into earnings in the period that the hedged forecasted transactions affects earnings. The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings with interest expense.
Consolidated Operations
Reflected in the tables below is information for WGL as well as Washington Gas. The information for WGL includes derivative instruments for both utility and non-utility operations.

At September 30, 2015 and 2014, respectively, the absolute notional amounts of our derivatives are as follows:

Absolute Notional Amounts
of Open Positions on Derivative Instruments
Derivative transactions	WGL Holdings	Washington Gas
September 30, 2015	Notional Amounts
Natural Gas (In millions of therms)
Asset Optimization	20,829.2	13,316.7
Retail sales	52.2	—
Other risk-management activities	1,811.7	1,381.8
Electricity (In millions of kWhs)
Retail sales	4,292.7	—
Other risk-management activities	19,965.7	—
Interest Rate Swaps (In millions of dollars)	$125.0	$—
September 30, 2014
Natural Gas (In millions of therms)
Asset Optimization	20,593.3	13,740.9
Retail sales	44.7	—
Other risk-management activities	1,641.3	1,398.2
Electricity (In millions of kWhs)
Retail sales	3,831.4	—
Other risk-management activities	16,734.1	—
Warrants (In millions of shares)	4.6	—
Interest Rate Swaps (In millions of dollars)	$150.0	$—

The following tables present the balance sheet classification for all derivative instruments as of September 30, 2015 and 2014.

WGL Holdings, Inc. Balance Sheet Classification of Derivative Instruments
(In millions)	Derivative Instruments Not Designated as Hedging Instruments		Derivative Instruments Designated as Hedging Instruments
As of September 30, 2015	Gross Derivative Assets	Gross Derivative Liabilities	Gross Derivative Assets	Gross Derivative Liabilities	Netting of Collateral	Total(a)
Current Assets—Derivatives	$29.7	$(6.8)	$—	$—	$—	$22.9
Deferred Charges and Other Assets—Derivatives	32.3	(0.2)	—	—	—	32.1
Current Liabilities—Derivatives	9.8	(76.2)	—	—	2.9	(63.5)
Deferred Credits—Derivatives	2.7	(328.9)	—	(3.4)	7.3	(322.3)
Total	$74.5	$(412.1)	$—	$(3.4)	$10.2	$(330.8)
As of September 30, 2014
Current Assets—Derivatives	$20.8	$(2.5)	$—	$—	$—	$18.3
Deferred Charges and Other Assets—Derivatives	18.7	—	—	—	—	18.7
Current Liabilities—Derivatives	15.4	(70.3)	—	(1.7)	8.0	(48.6)
Deferred Credits—Derivatives	17.7	(316.4)	—	—	4.0	(294.7)
Total	$72.6	$(389.2)	$—	$(1.7)	$12.0	$(306.3)

Washington Gas Light Company Balance Sheet Classification of Derivative Instruments(b)
(In millions)
As of September 30, 2015	Gross Derivative Assets	Gross Derivative Liabilities	Netting of Collateral	Total(a)
Current Assets—Derivatives	$5.2	$(0.6)	$—	$4.6
Deferred Charges and Other Assets—Derivatives	13.3	(0.1)	—	13.2
Current Liabilities—Derivatives	1.9	(35.8)	—	(33.9)
Deferred Credits—Derivatives	—	(269.7)	—	(269.7)
Total	$20.4	$(306.2)	$—	$(285.8)
As of September 30, 2014
Current Assets—Derivatives	$3.9	$—	$—	$3.9
Deferred Charges and Other Assets—Derivatives	9.5	—	—	9.5
Current Liabilities—Derivatives	8.6	(43.2)	0.7	(33.9)
Deferred Credits—Derivatives	4.2	(265.2)	0.2	(260.8)
Total	$26.2	$(308.4)	$0.9	$(281.3)
(a) WGL has elected to offset the fair value of recognized derivative instruments against the right to reclaim or the obligation to return collateral for derivative instruments executed under the same master netting arrangement in accordance with ASC 815. All recognized derivative contracts and associated financial collateral subject to a master netting arrangement or similar that is eligible for offset under ASC 815 have been presented net in the balance sheet.
(b) Washington Gas did not have any derivative instruments outstanding that were designated as hedging instruments at September 30, 2015 or 2014.

The following tables present all gains and losses associated with derivative instruments for the years ended September 30, 2015, 2014 and 2013.

Gains and Losses on Derivative Instruments
(In millions)	WGL Holdings, Inc.			Washington Gas
Fiscal Year Ended September 30,	2015	2014	2013	2015	2014	2013
Recorded to income
Operating revenues—non-utility	$71.3	$(47.9)	$(9.9)	$—	$—	$—
Utility cost of gas	(14.5)	(87.3)	(45.9)	(14.5)	(87.3)	(45.9)
Non-utility cost of energy-related sales	(43.7)	36.2	(2.4)	—	—	—
Other income-net	—	(1.1)	0.2	—	—	—
Interest expense(a)	(0.6)	(0.2)	—	—	—	—
Recorded to regulatory assets
Gas costs	(18.4)	(143.3)	(115.1)	(18.4)	(143.3)	(115.1)
Other	—	0.2	—	—	0.2	—
Recorded to other comprehensive income(b)	(11.3)	(1.5)	—	—	—	—
Total	$(17.2)	$(244.9)	$(173.1)	$(32.9)	$(230.4)	$(161.0)
(a) Fiscal year 2015 represents $(0.4) million of net ineffectiveness for our cash flow hedges and $(0.2) million of amortization of amounts previously recorded to Accumulated Other Comprehensive Income. Fiscal year 2014 amounts represent hedge ineffectiveness.
(b) Fiscal year 2015 represents the effective portion of our cash flow hedges of $(11.5) million less $(0.2) million of amortization that was reclassified to interest expense. Fiscal year 2014 amounts represent hedge effectiveness.
Collateral
WGL utilizes standardized master netting agreements, which facilitate the netting of cash flows into a single net exposure for a given counterparty. As part of these master netting agreements, cash, letters of credit and parental guarantees may be required to be posted or obtained from counterparties in order to mitigate credit risk related to both derivatives and non-derivative positions. Under WGL’s offsetting policy, collateral balances are offset against the related counterparties’ derivative positions to the extent the application would not result in the over-collateralization of those derivative positions on the balance sheet. At September 30, 2015, Washington Gas, WGL Energy Services and WGL Midstream posted $3.5 million, $12.4 million and $3.5 million, respectively, of collateral deposits with counterparties that were not offset against open and settled derivative contracts. At September 30, 2014, Washington Gas, WGL Energy Services and WGL Midstream posted $8.2 million, $5.7 million and $11.4 million, respectively, of collateral deposits with counterparties that were not offset against open and settled derivative contracts. At September 30, 2015, Washington Gas and WGL Midstream held $3.8 million and $0.4 million, respectively of cash collateral representing an obligation to counterparties that was not offset against open and settled derivative contracts. At September 30, 2014, Washington Gas held $2.5 million of cash collateral representing an obligation to counterparties that was not offset against open and settled derivative contracts. Any collateral posted that is not offset against open and settled derivative contracts is included in “Other prepayments” in the accompanying balance sheets. Collateral received and not offset against open and settled derivative contracts is included in “Customer deposits and advance payments” in the accompanying balance sheets.
Certain derivative instruments of Washington Gas, WGL Energy Services and WGL Midstream contain contract provisions that require collateral to be posted if the credit rating of Washington Gas or WGL falls below certain levels or if counterparty exposure to WGL Energy Services or WGL Midstream exceeds a certain level. Due to counterparty exposure levels, at September 30, 2015, WGL Energy Services posted $10.3 million of collateral related to its derivative liabilities that contained credit-related contingent features. At September 30, 2014, WGL Energy Services posted $5.3 million of collateral related to these aforementioned derivative liabilities. Washington Gas and WGL Midstream were not required to post any collateral related to their respective derivative liabilities that contained credit-related contingent features at September 30, 2015 or 2014. The following table shows the aggregate fair value of all derivative instruments with credit-related contingent features that are in a liability position, as well as the maximum amount of collateral that would be required if the most intrusive credit-risk-related contingent features underlying these agreements were triggered on September 30, 2015 and 2014, respectively.

Potential Collateral Requirements for Derivative Liabilities with Credit-Risk-Contingent Features
(In millions)	WGL Holdings, Inc.	Washington Gas
September 30, 2015
Derivative liabilities with credit-risk-contingent features	$61.7	$18.9
Maximum potential collateral requirements	54.6	18.8
September 30, 2014
Derivative liabilities with credit-risk-contingent features	$28.8	$20.6
Maximum potential collateral requirements	16.5	16.1
Washington Gas, WGL Energy Services and WGL Midstream do not enter into derivative contracts for speculative purposes.
Concentration of Credit Risk
We are exposed to credit risk from derivative instruments with wholesale counterparties, which is represented by the fair value of these instruments at the reporting date. We actively monitor and work to minimize counterparty concentration risk through various practices. At September 30, 2015, one counterparty represented over 10% of Washington Gas’ credit exposure to wholesale derivative counterparties for a total credit risk of $17.5 million; one counterparty represented over 10% of WGL Energy Services’ credit exposure to wholesale derivative counterparties for a total credit risk of $0.7 million; and two counterparties each represented over 10% of WGL Midstream’s credit exposure to wholesale counterparties for a total credit risk of $17.4 million.
WEATHER-RELATED INSTRUMENTS
Washington Gas did not use any weather-related instruments during the years ended September 30, 2015 and 2014. During the fiscal year ended September 30, 2013, Washington Gas used HDD weather–related instruments to manage its financial exposure to variations from normal weather in the District of Columbia. Under these contracts, Washington Gas purchased protection against net revenue shortfalls due to warmer-than-normal weather and sold to its counterparty the right to receive the benefit when weather is colder than normal. Washington Gas elected to value all weather-related instruments at fair value.
Gains and losses associated with Washington Gas’ weather-related instruments are recorded to “Operation and maintenance” expense. During the year ended September 30, 2013, Washington Gas recorded a pre-tax net gain of $0.8 million related to weather derivatives.
WGL Energy Services utilizes weather-related instruments for managing the financial effects of weather risks. These instruments cover a portion of WGL Energy Services’ estimated revenue or energy-related cost exposure to variations in heating or cooling degree days. These contracts provide for payment to WGL Energy Services of a fixed-dollar amount for every degree day over or under specific levels during the calculation period depending upon the type of contract executed. During the years ended September 30, 2015, 2014 and 2013, WGL Energy Services recorded pre-tax gains of $0.6 million and $3.4 million and a pre-tax loss of $0.8 million, respectively, related to these instruments.